Shareholder Report, Average Annual Return (Details) 194016_Jensen Quality Growth ETF_TF_TSR Annual {TF}	12 Months Ended	22 Months Ended
	May 31, 2026	May 31, 2026
Jensen Quality Growth ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Jensen Quality Growth ETF NAV
Average Annual Return, Percent	4.14%	5.40%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent	29.78%	22.99%